Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cyber Risk Management and Strategy

Our cybersecurity risk management program is integrated within our business continuity planning and overall risk management. Under the guidance of the ISM Committee and the Information Security Officer, and with the support of our third-party information technology providers, our ISM addresses areas such as:

●	Assessment and treatment of cyber and information security risks
●	Assessment and treatment of information technology service continuity risks
●	Assessment of cybersecurity risks related to certain third-party vendors, pursuant to our Vendor Management Policy

Additionally, we have an employee education program that is designed to raise awareness of cybersecurity threats to reduce our vulnerability to such threats as well as to encourage consideration of cybersecurity risks across functions. Further, we maintain an Incident Management Policy designed to assist us in identifying, responding to, and recovering from cybersecurity incidents.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program is integrated within our business continuity planning and overall risk management. Under the guidance of the ISM Committee and the Information Security Officer, and with the support of our third-party information technology providers, our ISM addresses areas such as:

●	Assessment and treatment of cyber and information security risks
●	Assessment and treatment of information technology service continuity risks
●	Assessment of cybersecurity risks related to certain third-party vendors, pursuant to our Vendor Management Policy

Additionally, we have an employee education program that is designed to raise awareness of cybersecurity threats to reduce our vulnerability to such threats as well as to encourage consideration of cybersecurity risks across functions. Further, we maintain an Incident Management Policy designed to assist us in identifying, responding to, and recovering from cybersecurity incidents.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance Related to Cybersecurity Risks

Our board has primary responsibility for overseeing our cybersecurity risk management program, as set forth in the ISM. Our board has tasked the Chief People & Operations Officer as the member of the executive committee with day-to-day management of the ISM. Assisting the Chief People & Operations Officer in managing the ISM is an ISM Committee of senior team members and advisors, which currently consists of the Chief People & Operations Officer and representatives from information technology, legal, and privacy.

Our IT Director has responsibility for managing and implementing the cybersecurity program and reports directly to the Chief People & Operations Officer, and has over 20 years of experience in the field of IT, including in network and systems security. We have also appointed an Information Security Officer to assist in managing our cybersecurity threat management program. Our Information Security Officer has broad experience in the IT field for over 30 years, including with respect to information security, internal audits, training and SOX compliance. Additionally, our Information Security Officer has a range of IT- and cybersecurity-related certifications issued by the Professional Evaluation and Certification Board.

Our audit committee, per the stipulations of our audit committee charter, oversees the ISM, including the assessment of data governance, security initiatives, significant existing and emerging cybersecurity risks, cybersecurity incidents, and any disclosure obligations arising from such incidents, as applicable.

Our audit committee convenes periodically to assess the company’s applications of information and communication technology, including risks relating to cybersecurity, as appropriate. The Chief People & Operations Officer and ISM Committee report to our audit committee on relevant cybersecurity matters and associated risks as needed.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our audit committee convenes periodically to assess the company’s applications of information and communication technology, including risks relating to cybersecurity, as appropriate. The Chief People & Operations Officer and ISM Committee report to our audit committee on relevant cybersecurity matters and associated risks as needed.

Cybersecurity Risk Role of Management [Text Block]

Our IT Director has responsibility for managing and implementing the cybersecurity program and reports directly to the Chief People & Operations Officer, and has over 20 years of experience in the field of IT, including in network and systems security. We have also appointed an Information Security Officer to assist in managing our cybersecurity threat management program. Our Information Security Officer has broad experience in the IT field for over 30 years, including with respect to information security, internal audits, training and SOX compliance. Additionally, our Information Security Officer has a range of IT- and cybersecurity-related certifications issued by the Professional Evaluation and Certification Board.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	IT Director
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Our IT Director has responsibility for managing and implementing the cybersecurity program and reports directly to the Chief People & Operations Officer, and has over 20 years of experience in the field of IT, including in network and systems security. We have also appointed an Information Security Officer to assist in managing our cybersecurity threat management program. Our Information Security Officer has broad experience in the IT field for over 30 years, including with respect to information security, internal audits, training and SOX compliance. Additionally, our Information Security Officer has a range of IT- and cybersecurity-related certifications issued by the Professional Evaluation and Certification Board.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our IT Director has responsibility for managing and implementing the cybersecurity program and reports directly to the Chief People & Operations Officer, and has over 20 years of experience in the field of IT, including in network and systems security. We have also appointed an Information Security Officer to assist in managing our cybersecurity threat management program. Our Information Security Officer has broad experience in the IT field for over 30 years, including with respect to information security, internal audits, training and SOX compliance. Additionally, our Information Security Officer has a range of IT- and cybersecurity-related certifications issued by the Professional Evaluation and Certification Board.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true